Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Bank of America, National Association
Banc of America Merrill Lynch Large Loan, Inc.
(together, the “Company”)
BofA Securities, Inc.
(together with the Company, the “Specified Parties”):

Re: BAMLL 2024-LB1– Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “LB1 - Accounting Tape - Final.xlsx” provided by the Company on November 27, 2024 (the “Data File”), containing information on 745 mortgage loans (the “Mortgage Loans”) and 745 related mortgaged properties (the “Mortgaged Properties”) as of November 1, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BAMLL 2024-LB1, Commercial Mortgage Pass-Through Certificates, Series 2024-LB1. The Company is responsible for the specified attributes identified by the Company in the Data File.

On November 22, 2024, we issued an independent accountants’ agreed-upon procedures report relating to certain information with respect to 745 mortgage loans and 745 related mortgaged properties. The Company informed us that additional Loan Files had been provided and requested that a new report be issued. The independent accountants’ agreed-upon procedures report described herein supersedes the report issued on November 22, 2024. Furthermore, the specified parties are instructed to no longer use or rely upon the report issued on November 22, 2024.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Hybrid Tape” means the electronic data file entitled “Hybrid - Final Tape - 6-21-24 - Source File.xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•	The term “Cashflow Tape” means the electronic data file entitled “LB1 - Cashflow Tape_11.13.2024_FINAL.xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•	The term “Servicer Tape” means the electronic data file entitled “LB1 - Accounting Tape _DRAFT (for Keybank Population Nov balances 11.14.2024).xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•	The term “Current Interest Rate Tape” means the electronic data file entitled “BOAMLLL_2024LB1_LPER_BANA v2.xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•	The term “Environmental Tape” means the electronic data file entitled “LB1 - Final Env Schedule.xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•	The term “FICO Score Tape” means the electronic data file entitled “GQ - 3 - MFR FICO Refresh - Average Scores 2024.03.27.xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•	The term “Admin Fee Tape” means the electronic data file entitled “LB1 - Final Admin Fees - Servicing & Trustee.xlsx” provided by the Company, which we were instructed to use where applicable as a source document.
•	The term “Loan Files” means the electronic copies of source documents, which include the Hybrid Tape, Cashflow Tape, Servicer Tape, Current Interest Rate Tape, Environmental Tape, FICO Score Tape and Admin Fee Tape, provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Assumption SOFR” means a rate of 5.15000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Assumption SOFR, Calculation Methodology and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

2

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loans and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception, except for those Compared Attributes with “Provided by Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loans and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans and related Mortgaged Properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

November 27, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Number	Provided by Company
Property Count	Provided by Company
Project Number	Provided by Company
Loan Number	Hybrid Tape
Servicer Loan Number	Servicer Tape
Loan/Property Name	Hybrid Tape
Property Address	Hybrid Tape
Property City	Hybrid Tape
Property State	Hybrid Tape
Property Zip	Hybrid Tape
Property County	Hybrid Tape
Property Type	Hybrid Tape
Sub Property Type	Hybrid Tape
Year Built	Hybrid Tape
# of Units	Hybrid Tape, Cashflow Tape
Original Principal Balance	Promissory Note, Loan Agreement
Cut-Off Date Principal Balance	Servicer Tape
Cutoff Date	Provided by Company
Note Date	Promissory Note, Loan Agreement
First Payment Date	Promissory Note, Loan Agreement
First P&I Payment Date	Promissory Note, Loan Agreement
Maturity Date	Promissory Note, Loan Agreement
Payment Frequency	Promissory Note, Loan Agreement

Payment Date	Promissory Note, Loan Agreement
Late Charge Grace Period	Promissory Note, Loan Agreement
Default Rate	Promissory Note, Loan Agreement
Original Amortization Term (Mos)	Promissory Note, Loan Agreement
Original Interest Only Period (Mos)	Promissory Note, Loan Agreement
Loan Amortization Type	Promissory Note, Loan Agreement
Interest Accrual Period Day Of Month (Start/End)	Promissory Note, Loan Agreement
Interest Accrual Method	Promissory Note, Loan Agreement
Loan Type	Promissory Note, Loan Agreement
First Interest Adjusted Date	Promissory Note, Loan Agreement
Interest Adjustment Frequency (months)	Promissory Note, Loan Agreement
Rate Index	Promissory Note, Loan Agreement
Interest Rate Margin	Promissory Note, Loan Agreement
Gross Current Mortgage Rate	Current Interest Rate Tape
Administrative Fee Rate	Admin Fee Tape
Rate Rounding Methodology	Promissory Note, Loan Agreement
Maximum Interest Adjustment (Lifetime)	Promissory Note, Loan Agreement
Rate Cap (Lifetime)	Promissory Note, Loan Agreement
Rate Floor (Lifetime)	Promissory Note, Loan Agreement
Initial Rate Adjustment Cap	Promissory Note, Loan Agreement
Periodic Cap	Promissory Note, Loan Agreement
Current Monthly Debt Service	Servicer Tape
Prepayment String	Promissory Note, Loan Agreement
Loan Modified Since Origination (Yes/No)	Hybrid Tape, Modification of Loan Agreement
Modification Date	Hybrid Tape, Modification of Loan Agreement
Loan Originator	Promissory Note, Loan Agreement
Borrower / Guarantor Recourse	Hybrid Tape

FICO Score	FICO Score Tape, Servicer Tape
Date of FICO Scores	FICO Score Tape, Servicer Tape
Lien Position	WaFd Loan Sale - Agreement for Purchase and Sale of Loans (Executed)(766409034_1)_(60621950)_(1).PDF
Title Vesting (Fee/Leasehold)	WaFd Loan Sale - Agreement for Purchase and Sale of Loans (Executed)(766409034_1)_(60621950)_(1).PDF
Loan Purpose	Hybrid Tape
Current Tax Escrow Balance ($)	Servicer Tape
Current Insurance Escrow Balance ($)	Servicer Tape
Current Other Escrow Balance ($)	Servicer Tape
Monthly Tax Escrow Requirement ($)	Servicer Tape
Monthly Insurance Escrow Requirement ($)	Servicer Tape
Occupany Percentage (%)	Cashflow Tape, Hybrid Tape
Occupancy As of Date	Cashflow Tape, Hybrid Tape
Seller Provided Financial Date	Hybrid Tape
Seller Provided Revenues ($)	Hybrid Tape
Seller Provided Expenses ($)	Hybrid Tape
Seller Provided NOI ($)	Hybrid Tape
Most Recent Financials Date	Cashflow Tape, Hybrid Tape
Most Recent Revenues ($)	Cashflow Tape, Hybrid Tape
Most Recent Expenses ($)	Cashflow Tape, Hybrid Tape
Most Recent NOI ($)	Cashflow Tape, Hybrid Tape
Most Recent NCF ($)	Cashflow Tape, Hybrid Tape
U/W Revenues ($)	Cashflow Tape
U/W Expenses ($)	Cashflow Tape
U/W NOI ($)	Cashflow Tape
U/W NCF ($)	Cashflow Tape

Appraised Value (Original) ($)	Hybrid Tape
Date of Appraised Value (Original)	Hybrid Tape
BOV Value (Updated) ($)	BOV Reports
Date of BOV (Updated)	BOV Reports
Future Subordinate Debt Permitted (Yes/No)	Promissory Note
Environmental Database Search Date	Environmental Tape
Environmental Database Search Notes	Environmental Tape

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Cut-Off Date Pool Balance (%)	Cut-Off Date Principal Balance divided by the divided by sum of pool Cut-Off Date Principal Balance.
Estimated Maturity Balance ($)	Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Current Monthly Debt Service or Monthly Debt Service (P&I) that is due on the Maturity Date using the Original Principal Balance, Interest Accrual Method, Seasoning (Mos), Original Interest Only Period (Mos), Original Term (Mos),Original Amortization Term (Mos), Initial Fixed Rate Period (Hybrid ARMs), First Payment Date, First P&I Payment Date, Maturity Date, Gross Current Mortgage Rate, Interest Rate Margin, Assumption SOFR, Current Monthly Debt Service and Monthly Debt Service (P&I), as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Cut-off Date Balance Per Unit ($)	Cut-Off Date Principal Balance divided by # of Units
Original Term (Mos)	Number of payments between and including the First Payment Date and Maturity Date.
Remaining Term to Maturity (Mos)	Recompute using the Original Term (Mos), Maturity Date and Cut-off Date.
Seasoning (Mos)	Original Term (Mos) minus Remaining Term to Maturity (Mos).
Remaining Amortization (Mos)	Recompute using the Original Amortization Term (Mos), Seasoning (Mos) and Original Interest Only Period (Mos).
Initial Fixed Rate Period (Hybrid ARMs)	Number of payments between and including the First Payment Date and First Interest Adjusted Date.

Next Interest Adjustment Date	Equal to First Interest Adjusted Date if such date is after the Cut-off Date. Otherwise, recompute by increasing the First Interest Adjusted Date by the Interest Adjustment Frequency (months) until the First Interest Adjusted Date is after the Cut-off Date.
Next Interest Adjustment Period (months)	Number of periods between the Cut-off Date and Next Interest Adjustment Date.
Net Mortgage Rate	Gross Current Mortgage Rate minus Administrative Fee Rate
Monthly Debt Service (P&I)	If Loan Amortization Type is equal to “Fully Amortizing”, set equal to Current Monthly Debt Service. If Loan Amortization Type is equal to “Partial IO, Fully Amortizing” or “Partial IO, Balloon”, set equal to Current Monthly Debt Service if Seasoning (Mos) is greater than the Original Interest Only Period (Mos), otherwise recalculate using the Original Principal Balance, Seasoning (Mos), Original Amortization Term (Mos), Original Term (Mos), Initial Fixed Rate Period (Hybrid ARMs), Original Interest Only Period (Mos), Gross Current Mortgage Rate, Interest Rate Margin and Assumption SOFR.
Seller Provided NOI DSCR	Seller Provided NOI ($) divided by annualized Current Monthly Debt Service, rounded to two decimals
Seller Provided NOI DY	Seller Provided NOI ($) divided by Cut-Off Date Principal Balance, rounded to one decimal
Most Recent NOI DSCR	Most Recent NOI ($) divided by annualized Current Monthly Debt Service, rounded to two decimals
Most Recent NCF DSCR	Most Recent NCF ($) divided by annualized Current Monthly Debt Service, rounded to two decimals
Most Recent NOI DY	Most Recent NOI ($) divided by Cut-Off Date Principal Balance, rounded to one decimal
Most Recent NCF DY	Most Recent NCF ($) divided by Cut-Off Date Principal Balance, rounded to one decimal
U/W NOI DSCR	U/W NOI ($) divided by annualized Current Monthly Debt Service, rounded to two decimals

U/W NCF DSCR	U/W NCF ($) divided by annualized Current Monthly Debt Service, rounded to two decimals
U/W NOI DY	U/W NOI ($) divided by Cut-Off Date Principal Balance, rounded to one decimal
U/W NCF DY	U/W NCF ($) divided by Cut-Off Date Principal Balance, rounded to one decimal
Original LTV (%)	Original Principal Balance divided by Appraised Value (Original) ($), rounded to one decimal
Cut-off Date BOV LTV (%)	Cut-Off Date Principal Balance divided by BOV Value (Updated) ($), rounded to one decimal
BOV LTV at Maturity (%)	Estimated Maturity Balance ($) divided by BOV Value (Updated) ($), rounded to one decimal

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.
2.	For the Compared Attributes “Occupany Percentage (%)” and “Occupancy As of Date”, we were instructed by the Company to use the Source Document ‘Hybrid Tape’ when the occupancy as of date listed in the Source Document ‘Cashflow Tape’ is equal to ‘BOV’.
3.	For the Compared Attributes “Most Recent Financials Date”, “Most Recent Revenues ($)”, “Most Recent Expenses ($)”, “Most Recent NOI ($)” and “Most Recent NCF ($)”, we were instructed by the Company to use the Source Document ‘Hybrid Tape’ when the most recent financials date listed in the Source Document ‘Cashflow Tape’ is equal to ‘BOV’. When using the Source Document ‘Hybrid Tape’ for the above attributes, we were instructed to use “Most Recent NOI ($)” for “Most Recent NCF ($)”.
4.	For the Compared Attributes “FICO Score” and “Date of FICO Scores”, we were instructed by the Company to use ‘NAP’ and ‘N/A’, respectively when the Compared Attribute “Borrower / Guarantor Recourse” equals ‘No’.
5.	For the Compared Attributes “Lien Position” and “Title Vesting (Fee/Leasehold)”, we were instructed by the Company to use ‘First Lien’ and ‘Fee’, respectively for all the loans in the pool based on the WaFd Loan Sale - Agreement for Purchase and Sale of Loans (Executed)(766409034_1)_(60621950)_(1).PDF Source Document.
6.	For the Compared Attribute “Loan Purpose”, we were instructed by the Company to use ‘Acquisition’ if the Hybrid Tape stated ‘To Purchase a Property (Used)’ and use ‘Refinance’ if the Hybrid Tape stated ‘Refinance (Inside)’ or ‘Refinance (Outside)’.
7.	For Mortgage Loans with the Compared Attribute “Loan Modified Since Origination (Yes/No)” equal to ‘Yes’, we were instructed to use provided modification agreements, in addition to the original promissory notes and loan agreements, for Compared Attributes with Source Documents equal to ‘Promissory Note, Loan Agreement’, as applicable.
8.	For the Mortgage Loan with the Compared Attribute “Number” equal to ‘476’ we were instructed to use ‘1,672,586.09’ as the value for the Compared Attribute “Cut-Off Date Principal Balance”.

C-1